Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Receivables

	2017 $m	2016 $m
Current
Trade receivables	452	368
Other receivables	23	25
Prepayments	74	77
Loans to and receivables from associates	2	2

	551	472

Non-current
Loans to associates	—	8

Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region

The maximum exposure to credit risk for trade and other receivables, excluding prepayments, at the end of the reporting period by geographic region is:

	2017 $m	2016 $m
Americas	305	256
Europe	51	43
AMEA	71	61
Greater China	50	43

	477	403

Summary of Ageing of Trade and Other Receivables

The ageing of trade and other receivables, excluding prepayments, at the end of the reporting period is:

	2017			2016
	Gross $m	Provision $m	Net $m	Gross $m	Provision $m	Net $m
Not past due	333	(1)	332	289	(1)	288
Past due 1 to 30 days	68	(2)	66	58	(3)	55
Past due 31 to 180 days	82	(7)	75	64	(7)	57
Past due more than 180 days	71	(67)	4	61	(58)	3

	554	(77)	477	472	(69)	403

Summary of Movement in Provision for Impairment of Trade and Other Receivables

The movement in the provision for impairment of trade and other receivables during the year is as follows:

	2017 $m	2016 $m	2015 $m
At 1 January	(69)	(56)	(47)
Provided	(15)	(25)	(28)
Amounts written back	2	5	12
Amounts written off	6	5	7
Exchange adjustments	(1)	2	—

At 31 December	(77)	(69)	(56)